Condensed Consolidating Statement of Comprehensive Loss (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [Line Items]
Net loss	$ (132,036)	$ (155,555)
Other comprehensive income (loss)	(24,846)	(9,645)
Comprehensive loss	(156,882)	(165,200)
Parent Company [Member]
Disclosure of subsidiaries [Line Items]
Net loss	(133,495)	(155,330)
Other comprehensive income (loss)	121,699	66,963
Comprehensive loss	(11,796)	(88,367)
Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Net loss	25,690	(1,100)
Other comprehensive income (loss)	(110,717)	(62,459)
Comprehensive loss	(85,027)	(63,559)
Non-Guarantor Subsidiaries [Member]
Disclosure of subsidiaries [Line Items]
Net loss	(11,628)	(21,942)
Other comprehensive income (loss)	(35,661)	(11,270)
Comprehensive loss	(47,289)	(33,212)
Consolidating Adjustments [Member]
Disclosure of subsidiaries [Line Items]
Net loss	(12,603)	22,817
Other comprehensive income (loss)	(167)	(2,879)
Comprehensive loss	$ (12,770)	$ 19,938